Note 1. The Company: Fair Value Measurement, Policy: Fair Value, Assets Measured on Recurring Basis (Tables)	3 Months Ended
Mar. 31, 2015
Tables/Schedules
Fair Value, Assets Measured on Recurring Basis

Fair Value Measurements at March 31, 2015
		Quoted Prices in Active	Significant Other	Significant
		Markets for Identical Assets	Observable Inputs	Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
None	$-	$-	$-	$-
Total assets at fair value	$-	$-	$-	$-

Fair Value Measurements at December 31, 2014
		Quoted Prices in Active	Significant Other	Significant
		Markets for Identical Assets	Observable Inputs	Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
None	$-	$-	$-	$-
Total assets at fair value	$-	$-	$-	$-